Financial Instruments and Related Risk Management (Summary of Significant Foreign Currency Derivatives) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / $ $ / $ $ / $ $ / $ R$ / $	Dec. 31, 2020 USD ($) $ / $ $ / $ $ / $ $ / $ R$ / $
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	1.3797	0
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $		$ 514
Average Contract Rate	1.2799
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 522
Average Contract Rate		1.2796
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 343	$ 254
Average Contract Rate	1.2547	1.3190
Forwards CAD/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $		$ 126
Average Contract Rate	0
Forwards CAD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 0
Average Contract Rate		1.2804
Forwards USD/AUD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $		$ 28
Average Contract Rate	1.3841
Forwards USD/AUD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 19
Average Contract Rate		1.3661
Forwards AUD/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	1.3860
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 113	$ 92
Average Contract Rate		1.3640
Forwards Brl Usd [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate | R$ / $	5.4519	4.2879
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 135	$ 31
Options USD/CAD - buy USD puts [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	1.2500
Options USD/CAD - buy USD puts [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 20	$ 70
Average Contract Rate		1.3147
Options CAD/USD - sell USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	1.2600
Options CAD/USD - sell USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 20	$ 55
Average Contract Rate		1.3665
Options AUD/USD - buy USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	1.4060
Options AUD/USD - buy USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 71	$ 61
Average Contract Rate		1.3216
Options Usd Aud [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 72	$ 0